Loans Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2025
Loans Receivable, Net [Abstract]
Schedule of Loans Receivable, Net Consisted

Loans receivable, net consisted of the following at June 30:

	2025	2024
Loans receivable – principal amounts	$28,920,817	$—
Interest receivable	1,217,475	—
Less: allowance for CECL	—	—
Total loans receivable, net	$30,138,292	$—
Less: amount classified as non-current assets	(9,740,817)	—
Amount classified as current assets	$20,397,475	$—